INCOME TAXES - Tax losses (Details) - Dec. 31, 2021 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Operating Loss Carryforwards
Operating Loss Carryforwards	¥ 164,308	$ 25,783
PRC
Operating Loss Carryforwards
Operating Loss Carryforwards	121,535	19,071
Federal
Operating Loss Carryforwards
Operating Loss Carryforwards	¥ 42,773	$ 6,712